Exhibit 99.1

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	August 2014
Distribution Date	09/15/14
Transaction Month	26
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		June 30, 2012
Closing Date:		July 19, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:		$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%		July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%		January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%		September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%		March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%		March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%		October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$193,320,315.70	0.4121968	$163,382,391.16	0.3483633	$29,937,924.54
Class A-4 Notes	$181,940,000.00	1.0000000	$181,940,000.00	1.0000000	$-
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$445,550,315.70	0.3068042	$415,612,391.16	0.2861891	$29,937,924.54

Weighted Avg. Coupon (WAC)	4.73%		4.76%
Weighted Avg. Remaining Maturity (WARM)	32.90		32.24
Pool Receivables Balance	$481,349,160.90		$450,941,491.98
Remaining Number of Receivables	51,229		49,528

Adjusted Pool Balance	$475,462,342.08		$445,524,417.54

III. COLLECTIONS

Principal:
Principal Collections	$29,639,416.00
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$551,557.88
Total Principal Collections	$30,190,973.88

Interest:
Interest Collections	$1,924,116.43
Late Fees & Other Charges	$60,988.66
Interest on Repurchase Principal	$-
Total Interest Collections	$1,985,105.09

Collection Account Interest	$993.20
Reserve Account Interest	$260.27
Servicer Advances	$-

Total Collections	$32,177,332.44

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	August 2014
Distribution Date	09/15/14
Transaction Month	26
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$32,177,332.44
Reserve Account Release					$-
Total Available for Distribution					$32,177,332.44
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$401,124.30	$-	$401,124.30	$401,124.30
Collection Account Interest					$993.20
Late Fees & Other Charges					$60,988.66
Total due to Servicer					$463,106.16

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$99,882.16		$99,882.16
Class A-4 Notes		$122,809.50		$122,809.50

Total Class A interest:		$222,691.66		$222,691.66	$222,691.66

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$31,390,226.04

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$29,937,924.54

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$29,937,924.54
Class A-4 Notes				$-
Class A Notes Total:		$29,937,924.54		$29,937,924.54
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$29,937,924.54		$29,937,924.54

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,452,301.50

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$5,886,818.82
Beginning Period Amount	$5,886,818.82
Current Period Amortization	$469,744.38
Ending Period Required Amount	$5,417,074.44
Ending Period Amount	$5,417,074.44
Next Distribution Date Amount	$4,980,351.44

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	August 2014
Distribution Date	09/15/14
Transaction Month	26
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$29,912,026.38	$29,912,026.38	$29,912,026.38
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		6.29%	6.71%	6.71%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.35%	48,709	97.41%	$439,245,973.68
30 - 60 Days	1.31%	647	2.05%	$9,222,592.98
61 - 90 Days	0.27%	136	0.44%	$1,967,572.08
91 + Days	0.07%	36	0.11%	$505,353.24
		49,528		$450,941,491.98
Total
Delinquent Receivables 61 + days past due	0.35%	172	0.55%	$2,472,925.32
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.30%	155	0.46%	$2,191,810.36
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.24%	126	0.37%	$1,913,336.77
Three-Month Average Delinquency Ratio	0.30%		0.46%

Repossession in Current Period		40		$558,083.05
Repossession Inventory		144		$415,653.30

Charge-Offs
Gross Principal of Charge-Off for Current Period				$768,252.92
Recoveries				$(551,557.88)
Net Charge-offs for Current Period				$216,695.04

Beginning Pool Balance for Current Period				$481,349,160.90

Net Loss Ratio				0.54%
Net Loss Ratio for 1st Preceding Collection Period				1.24%
Net Loss Ratio for 2nd Preceding Collection Period				0.22%
Three-Month Average Net Loss Ratio for Current Period				0.67%

Cumulative Net Losses for All Periods				$10,795,274.92
Cumulative Net Losses as a % of Initial Pool Balance				0.71%

Principal Balance of Extensions				$2,753,116.46
Number of Extensions				192

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